AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MARCH 10, 2017

No. 333-198170

No. 811-22986

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 9	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 11	☒

(Check appropriate box or boxes)

ETFS TRUST

(Exact Name of Registrant as Specified in Charter)

405 Lexington Avenue

New York, New York 10174

(Address of Principal Executive Office, Zip Code)

646-846-3130

(Registrant’s Telephone Number, including Area Code)

The Corporation Trust Company

1209 Orange Street

Wilmington, Delaware 19081

(Name and Address of Agent for Service)

Copies to:

Adam Rezak	W. John McGuire
ETF Securities Advisors LLC	Morgan, Lewis & Bockius LLP
405 Lexington Avenue	1111 Pennsylvania Avenue, NW
New York, New York 10174	Washington, D.C. 20004

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on April 11, 2017 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 9 to the Registration Statement on Form N-1A for ETFS Trust (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “1933 Act”) solely for the purpose of delaying, until April 11, 2017, the effectiveness of Post-Effective Amendment No. 5 (“PEA No. 5”), which was filed with the Commission via EDGAR Accession No. 0001387131-16-007969 on November 14, 2016, pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act as it applies to the ETFS Commodity Long-Short ETF. Since no other changes are intended to be made to PEA No. 5 by means of this filing, Parts A, B and C of PEA No. 5 are incorporated herein by reference.

PART A – PROSPECTUS

The Prospectus for the ETFS Commodity Long-Short ETF is incorporated herein by reference to Part A of PEA No. 5.

PART B – STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information for the ETFS Commodity Long-Short ETF is incorporated herein by reference to Part B of PEA No. 5.

PART C – OTHER INFORMATION

The Part C for the ETFS Commodity Long-Short ETF are incorporated herein by reference to Part C of PEA No. 5.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (“1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 9 to the registration statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of New York and State of New York, on this 10th day of March 2017.

ETFS TRUST

By:	/s/ Graham Tuckwell*
Graham Tuckwell
President

Pursuant to the requirements of the 1933 Act, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Graham Tuckwell*	Trustee and President	March 10, 2017
Graham Tuckwell

/s/ Joe Roxburgh*	Treasurer	March 10, 2017
Joe Roxburgh

/s/ Stephen O’Grady*	Trustee	March 10, 2017
Stephen O’Grady

/s/ William M. Thomas*	Trustee	March 10, 2017
William M. Thomas

*/s/ Adam Rezak
Adam Rezak
Attorney-in-Fact
Pursuant to Power of Attorney